Loans And Financing - Disclosure of detailed information about lease liabilities explanatory (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About lease liabilities [Line Items]
Beginning balance, Lease liabilities	$ 63.8	$ 64.7	$ 38.6
Additions	22.5	14.4	27.8
Additions - business combination	0.0	0.0	1.6
Disposals	(2.8)	(1.7)	(3.8)
Interest expense	4.2	3.0	2.8
Payments	(11.8)	(10.4)	(9.0)
Assets and liabilities held for sale	0.0	0.0	9.4
Translation adjustments	(4.9)	(6.2)	(2.7)
Ending balance, Lease liabilities	71.0	63.8	64.7
Current portion	12.0	11.5	11.4
Non-current portion	$ 59.0	$ 52.3	$ 53.3